Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss		$ (1,225,000)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization		21,000
Fair value of shares issued for services		67,000
Fair value of shares issued for severance agreement		132,000
Reverse merger expenses		97,000
Accrual of related party management fee expense		85,000
Changes in operating assets and liabilities:
Deposit and prepaid expenses		53,000
Accounts payable and accrued expenses		40,000
NET CASH USED IN OPERATING ACTIVITIES		(730,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(244,000)
Purchase of game software		(21,000)
NET CASH USED IN INVESTING ACTIVITIES:		(265,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common shares		249,000
Advances from related party		403,000
Payment of advances from related party		(133,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES		519,000
Effect of exchange rate changes in cash		31,000
NET CHANGE IN CASH		(445,000)
Cash and cash equivalents, beginning of period		587,000
CASH AND CASH EQUIVALENTS, END OF PERIOD		142,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income tax paid
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common shares issued for settlement of advances from related party		800,000
Issuance of common shares previously reflected as shares to be issued		$ 2,075,000